OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INVESTMENTS
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2013	2012
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche	6%	2015	2,946	2,734
Loan receivable from MTS Bank (related party) (Note 22)(1)	—	—	—	2,100
Loan Participation Notes EMIS BV	6%	2015	699	—
Promissory notes of Sistema (Note 22)	0.0%	2017	618	618
Investments in ordinary shares (related parties) (Note 22)	—	—	125	306
Other	—	—	4	56

Total other investments			4,392	5,814

(1)
Reclassified to Investments in and advances to associates upon MTS Bank recognition as the Group's associate in 2013.